DEBT	9 Months Ended
Sep. 30, 2019
Debt Disclosure [Abstract]
DEBT	DEBT

As of September 30, 2019 and December 31, 2018, we had total long-term debt outstanding of $1,237.1 million and $1,272.4 million, respectively, net of deferred debt financing costs of $7.2 million and $10.8 million, respectively.

In May 2015, we completed the issuance and sale of $150 million aggregate principal amount of five years non-amortizing bonds in Norway (the “2015 Norwegian Bonds”). The 2015 Norwegian Bonds mature on May 22, 2020 and bear interest at a rate of LIBOR plus 4.4%. We have also entered into economic hedges that convert the floating rate of the interest obligation under the 2015 Norwegian Bonds to an all-in fixed rate of 6.275%. Management is currently exploring various options to obtain the necessary funds to refinance the maturing bonds. We have a track record of successfully refinancing our debt requirements and we believe that it is probable that we will obtain the necessary funding to meet our payment obligations under the maturing 2015 Norwegian bonds.